Accounts Payable, Accruals and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable Accruals And Other Payables
Schedule of Accounts Payable, Accruals and Other Payables
	2019	2018
	USD	USD

Accounts payable*	25,989,961	1,565,035
Accrued interest on term loans	3,387,446	910,691
Capital accruals**	31,469,596	5,972,230
Accrued expenses	268,118	555,842

	61,115,121	9,003,798

* Accounts payables primarily represent payables to Audex (Phase 2 contractor) amounting to USD 21.5 million.

** Capital accruals represents contractor’s capital accruals for Phase 2